Goodwill And Other Intangible Assets, Net (Other Intangible Assets Disclosure) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Other Intangible Assets, Net [Abstract]
Indefinite-lived intangible assets	$ 11,701	$ 11,701
Definite-lived intangible assets	464	464
Definite-lived intangible assets, Accumulated Amortization	67	47
Total other intangible assets	12,165	12,165
Total other intangible assets, Accumulated Amortization	$ 67	$ 47